Other Financial Assets	12 Months Ended
Dec. 31, 2024
Other Financial Assets [Abstract]
Other Financial Assets
13.	Other Financial Assets

(1)	Other financial assets as of December 31, 2023 and 2024 are as follows:

			2023		2024
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		139,178	966,421	115,161	901,953
Less: Allowance for doubtful accounts			(10)	(80,783)	(5,156)	(66,838)
Less: Present value discount			(1,007)	(35,468)	(1,084)	(35,888)

			138,161	850,170	108,921	799,227

Long-term / short-term financial instruments			578,578	833,737	1,147,929	812,211

		￦	716,739	1,683,907	1,256,850	1,611,438

(2)	Loans as of December 31, 2023 and 2024 are as follows:

		2023
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,497	—	(1,007)	29,490
Loans for housing		35,560	—	—	35,560
Other loans		73,121	(10)	—	73,111

		139,178	(10)	(1,007)	138,161

Long-term loans
Loans for tuition		419,684	(24,745)	(35,468)	359,471
Loans for housing		301,840	—	—	301,840
Loans for related parties		222,014	(43,640)	—	178,374
Other loans		22,883	(12,398)	—	10,485

		966,421	(80,783)	(35,468)	850,170

	￦	1,105,599	(80,793)	(36,475)	988,331

		2024
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	34,484	(5,156)	(1,084)	28,244
Loans for housing		43,171	—	—	43,171
Other loans		37,506	—	—	37,506

		115,161	(5,156)	(1,084)	108,921

Long-term loans
Loans for tuition		364,685	(4,888)	(35,888)	323,909
Loans for housing		266,208	—	—	266,208
Loans for related parties		260,227	(61,950)	—	198,277
Other loans		10,833	—	—	10,833

		901,953	(66,838)	(35,888)	799,227

	￦	1,017,114	(71,994)	(36,972)	908,148

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Beginning balance	￦	52,677	54,837	80,793
Bad debt expense		2,180	16,394	3,727
Write-off		—	—	(12,526)
Other		(20)	9,562	—

Ending balance	￦	54,837	80,793	71,994

(4)	Long-term and short-term financial instruments as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	363,286	145,336	823,806	135,995
CD		—	—	40,000	—
Others		215,292	688,401	284,123	676,216

	￦	578,578	833,737	1,147,929	812,211